Share capital and reserves, Summary (Details) € / shares in Units, $ / shares in Units, $ in Thousands						12 Months Ended
	Jun. 29, 2021 USD ($) $ / shares shares	Jun. 24, 2021 $ / shares shares	May 27, 2021 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) shares	Mar. 29, 2021 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 24, 2021 € / shares	May 27, 2021 € / shares
Share Capital [Abstract]
Par value (in euros per share) | € / shares										€ 0.01
Proceeds from issuance of shares | $						$ 15	$ 0	$ 309,200
Authorized share capital | €					€ 25,000
Transaction costs | $						$ 0	$ 0	22,753
Share exchange | $								$ 0
Stock split ratio						2.5
Dividend payable per share (in dollars per share) | $ / shares						$ 0	$ 0	$ 0
Initial Public Offering [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares	$ 16
Issuance of share capital (in shares)	11,499,999							11,499,999
Proceeds from issuance of shares | $	$ 167,600
Transaction costs | $	$ 16,400
Additional Paid-in Capital [Member]
Share Capital [Abstract]
Share exchange | $			$ 160					$ (160)
Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)					25,000	40,000,000,000
Share price (in dollars per share) | $ / shares		$ 0.025	$ 0.01			$ 0.025
Issuance of share capital (in shares)			70,000,000		25,000			25,000
Par value (in euros per share) | € / shares					€ 1				€ 1
Redemption of shares (in shares)		25,000						25,000
Cancelled shares (in shares)		25,000
Stock split ratio		2.5
Share consolidation (in shares)		40,520,850
Ordinary Shares [Member] | Initial Public Offering [Member]
Share Capital [Abstract]
Redesignated of share capital (in shares)				10,151,618
Series A Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares			$ 0.01
Issuance of share capital (in shares)			5,923,079
Number of shares converted (in shares)		(5,923,079)
Number of shares converted to ordinary shares (in shares)		5,923,079
Conversion price (in dollars per share) | $ / shares		$ 0.01
Series B Preferred Shares [Member]
Share Capital [Abstract]
Share price (in dollars per share) | $ / shares			$ 0.01
Issuance of share capital (in shares)			25,379,047	25,379,047				25,379,047
Proceeds from issuance of shares | $				$ 118,800
Transaction costs | $				$ 6,400
Number of shares converted (in shares)		(25,379,047)
Number of shares converted to ordinary shares (in shares)		25,379,047
Conversion price (in dollars per share) | $ / shares		$ 0.01